Submission	Jul. 17, 2026
Submission [Line Items]
Central Index Key	0000086312
Registrant Name	TRAVELERS COMPANIES, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES